United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-1540
                                   --------


                CIGNA Funds Group
           ---------------------------

               (Exact name of registrant as specified in charter)


c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C,
Hartford, CT 06103


              (Address of principal executive offices) (Zip code)

Mark Butler, 2223 Washington Street, 3 Newton Executive Park, Suite 200 Newton, MA 02462

                     (Name and address of agent for service)


Registrant's telephone number, including area code:
860.757.7276
--------------

Date of fiscal year end: 12/31/2004
                         ----------


Date of reporting period: 6/30/2004 - 9/30/2004
                          ---------------------


Item 1. Schedule of Investments.


--------------------------------------------------------------------------------
Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES
September 30, 2004 (Unaudited)

                                                         NUMBER OF        VALUE
                                                            SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 93.5%
ADVERTISING - 2.1%
Getty Images, Inc. (a)                                     170,000       $ 9,401
                                                                         -------

AEROSPACE/DEFENSE - 1.3%
MTC Technologies, Inc. (a)                                  84,900         2,346
Orbital Sciences Corp. (a)                                 315,400         3,602
                                                                         -------
                                                                           5,948
                                                                         -------

BIOTECHNOLOGY - 2.0%
Bio-Rad Laboratories, Inc. Class A (a)                     100,000         5,110
Protein Design Labs, Inc. (a)                              200,000         3,916
                                                                         -------
                                                                           9,026
                                                                         -------

BUILDING MATERIALS - 1.7%
Martin Marietta Materials, Inc.                            170,000         7,696
                                                                         -------

COMMERCIAL SERVICES - 14.6%
Advisory (The) Board Co. (a)                               135,000         4,536
Alliance Data Systems Corp. (a)                            340,000        13,790
Arbitron, Inc. (a)                                         132,800         4,862
ChoicePoint, Inc. (a)                                      100,000         4,265
Corinthian Colleges, Inc. (a)                              220,000         2,966
Corporate Executive Board Co.                              150,000         9,186
Education Management Corp. (a)                             410,000        10,922
Jackson Hewitt Tax Services, Inc.                          123,100         2,490
Magellan Health Services, Inc. (a)                         135,000         4,936
Resources Connection, Inc. (a)                             147,200         5,561
Ritchie Bros. Auctioneers, Inc.                             60,000         1,839
                                                                         -------
                                                                          65,353
                                                                         -------

COMPUTERS - 1.7%
Henry (Jack) & Associates, Inc.                            234,000         4,392
Kronos, Inc. (a)                                            23,700         1,050
National Instruments Corp.                                  67,300         2,037
                                                                         -------
                                                                           7,479
                                                                         -------

DISTRIBUTION/WHOLESALE - 1.9%
Beacon Roofing Supply, Inc. (a)                             93,300         1,530
SCP Pool Corp.                                             263,212         7,038
                                                                         -------
                                                                           8,568
                                                                         -------

ELECTRONICS - 3.7%
Cymer, Inc. (a)                                            150,000         4,299
Gentex Corp.                                                60,000         2,108
Lowrance Electronics, Inc.                                 100,000         2,452
Mettler-Toledo International, Inc. (a)                     119,200         5,629
Photon Dynamics, Inc. (a)                                   90,100         1,829
                                                                         -------
                                                                          16,317
                                                                         -------

ENTERTAINMENT - 1.7%
Alliance Gaming Corp. (a)                                  103,000         1,551
AMC Entertainment, Inc. (a)                                110,000         2,105
Macrovision Corp. (a)                                      167,300         4,029
                                                                         -------
                                                                           7,685
                                                                         -------

                                                         NUMBER OF        VALUE
                                                            SHARES        (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL - 1.3%
Stericycle, Inc. (a)                                       130,000       $ 5,967
                                                                         -------

EXCHANGE TRADED FUND - 2.0%
iShares Russell 2000 Index Fund                             80,000         9,108
                                                                         -------

FINANCIAL - 9.0%
CapitalSource, Inc. (a)                                    310,000         6,925
City National Corp.                                         56,000         3,637
Cohen & Steers, Inc.                                        67,700         1,045
Investment Technology Group, Inc. (a)                      180,000         2,754
Investors Financial Services Corp.                         169,000         7,627
Jefferies Group, Inc.                                      125,000         4,309
Piper Jeffray Companies, Inc. (a)                          100,000         3,959
Signature Bank (a)                                          54,500         1,458
UCBH Holdings, Inc.                                        120,000         4,688
Wintrust Financial Corp.                                    69,500         3,981
                                                                         -------
                                                                          40,383
                                                                         -------

FOOD & BEVERAGES - 2.4%
Constellation Brands, Inc., Class A (a)                     50,000         1,903
John B. Sanfilipo & Son, Inc. (a)                          115,000         3,013
United Natural Foods, Inc. (a)                             210,000         5,586
                                                                         -------
                                                                          10,502
                                                                         -------

HEALTH CARE - 9.6%
DaVita, Inc. (a)                                           465,774        14,509
DJ Orthopedics, Inc. (a)                                   124,000         2,189
Lincare Holdings, Inc. (a)                                 135,000         4,011
Molina Healthcare, Inc. (a)                                120,000         4,260
Pediatrix Medical Group, Inc. (a)                          128,700         7,059
Radiation Therapy Services, Inc. (a)                       237,800         2,697
Respironics, Inc. (a)                                      150,000         8,016
                                                                         -------
                                                                          42,741
                                                                         -------

HOUSEHOLD PRODUCTS - 1.0%
Central Garden and Pet Co. (a)                             145,000         4,440
                                                                         -------

INSURANCE - 2.2%
Assured Guaranty Ltd.                                      176,200         2,935
Markel Corp. (a)                                            22,000         6,785
                                                                         -------
                                                                           9,720
                                                                         -------

INTERNET - 2.9%
Avocent Corp. (a)                                           70,000         1,822
FindWhat.com (a)                                            55,500         1,040
Macromedia, Inc. (a)                                       210,000         4,217
Netflix, Inc. (a)                                          125,000         1,928
Sapient Corp. (a)                                          489,500         3,735
                                                                         -------
                                                                          12,742
                                                                         -------
LODGING - 1.0%
Kerzner International Ltd. (a)                             100,000         4,397
                                                                         -------

MACHINERY-DIVERSIFIED - 0.4%
Cognex Corp.                                                65,500         1,716
                                                                         -------

MEDIA - 1.8%
Entercom Communications Corp. (a)                          150,000         4,899
Radio One, Inc., Class D (a)                               235,000         3,344
                                                                         -------
                                                                           8,243
                                                                         -------

--------------------------------------------------------------------------------
Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES  continued
September 30, 2004 (Unaudited)

                                                           NUMBER OF      VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
OIL & GAS - 5.6%
Denbury Resources, Inc. (a)                                 154,500    $  3,924
Evergreen Resources, Inc. (a)                                60,000       2,403
Hydril Co. (a)                                               54,000       2,319
Patina Oil & Gas Corp.                                      152,000       4,495
Patterson-UTI Energy, Inc.                                  360,000       6,865
Todco Class A (a)                                            42,200         732
Universal Compression Holdings, Inc. (a)                    125,000       4,259
                                                                       --------
                                                                         24,997
                                                                       --------

PHARMACEUTICALS - 5.7%
Atrix Laboratories, Inc. (a)                                 36,500       1,120
Bradley Pharmaceuticals, Inc. (a)                           180,000       3,663
Ligand Pharmaceuticals, Inc., Class B (a)                   283,000       2,836
NBTY, Inc. (a)                                              125,000       2,695
Omnicare, Inc.                                               80,000       2,269
Par Pharmaceuticals Cos., Inc. (a)                           86,700       3,115
Rigel Pharmaceuticals, Inc. (a)                              24,100         610
Salix Pharmaceuticals Ltd. (a)                              127,500       2,744
VCA Antech, Inc. (a)                                        307,100       6,335
                                                                       --------
                                                                         25,387
                                                                       --------

REAL ESTATE - 1.0%
CB Richard Ellis Group, Inc. (a)                            195,000       4,504
                                                                       --------

RETAIL - 1.0%
Advance Auto Parts, Inc. (a)                                115,700       3,980
                                                                       --------

SEMICONDUCTORS - 4.7%
Formfactor, Inc. (a)                                        118,800       2,301
Integrated Circuit Systems, Inc. (a)                        205,900       4,427
Photronics, Inc. (a)                                        220,000       3,656
Semtech Corp. (a)                                           215,000       4,122
Skyworks Solutions, Inc. (a)                                227,100       2,157
Standard Microsystems Corp. (a)                             126,800       2,220
Supertex, Inc. (a)                                           33,300         647
Zoran Corp. (a)                                             107,000       1,682
                                                                       --------
                                                                         21,212
                                                                       --------

SOFTWARE - 5.1%
Aspen Technology, Inc. (a)                                  260,100       1,818
Embarcadero Technologies, Inc. (a)                          180,500       1,527
Fair Isaac & Co.                                             57,300       1,673
Global Payments, Inc.                                       200,000      10,710
IMPAC Medical Systems, Inc. (a)                             145,400       1,941
Informatica Corp. (a)                                       386,900       2,263
Lawson Software, Inc. (a)                                    86,800         486
NDCHealth Corp.                                             150,500       2,416
                                                                       --------
                                                                         22,834
                                                                       --------

STORAGE/WAREHOUSING - 0.7%
Mobile Mini, Inc. (a)                                       131,800       3,269
                                                                       --------

                                                          NUMBER OF      VALUE
                                                             SHARES      (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.5%
PTEK Holdings, Inc. (a)                                     280,000    $  2,400
SafeNet, Inc. (a)                                            80,000       2,110
Spectrasite, Inc. (a)                                       115,000       5,348
West Corp. (a)                                              200,000       5,826
                                                                       --------
                                                                         15,684
                                                                       --------


TOYS/GAMES - 0.5%
Marvel Enterprises, Inc. (a)                                141,100       2,054
                                                                       --------

TRANSPORTATION - 1.4%
Overnite Corp.                                              100,000       3,143
P.A.M. Transportation Services, Inc. (a)                     58,700       1,125
Pacer International, Inc. (a)                               133,700       2,193
                                                                       --------
                                                                          6,461
                                                                       --------

TOTAL COMMON STOCKS
   (Cost $393,350)                                                      417,814
                                                                       --------

SHORT-TERM OBLIGATION - 7.2%
MONEY MARKET FUND
CIGNA Funds Group - Money Market Fund
   (Cost $32,184) (b)                                    32,184,031      32,184
                                                                       --------

TOTAL INVESTMENTS IN SECURITIES - 100.7%
   (Total Cost $425,534) (c)                                            449,998
Liabilities in excess of Cash and Other Assets - (0.7%)                  (2,979)
                                                                       --------
NET ASSETS - 100.0%                                                    $447,019
                                                                       ========

NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing security.
(b) TimesSquare Capital Management, Inc., the fund's
    Investment Adviser, is also the Adviser to the CIGNA
    Funds Group - Money Market Fund.

    Tax Information

(c) At September 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $426,479,050, was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                                  $ 54,847,326

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                                 (31,328,531)
                                                                   ------------
    Unrealized appreciation - net                                  $ 23,518,795
                                                                   ============

-----------------------------------------------------------------
Ten Largest Positions (Unaudited)           Market        % of
                                             Value        Net
                                             (000)       Assets
-----------------------------------------------------------------
DaVita, Inc.                                $14,509       3.2%
Alliance Data Systems Corp.                  13,790       3.1%
Education Management Corp.                   10,922       2.4%
Global Payments, Inc.                        10,710       2.4%
Getty Images, Inc.                            9,401       2.1%
Corporate Executive Board Co.                 9,186       2.1%
iShares Russell 2000 Index Fund               9,108       2.0%
Respironics, Inc.                             8,016       1.8%
Martin Marietta Materials, Inc.               7,696       1.7%
Investors Financial Services Corp.            7,627       1.7%
-----------------------------------------------------------------

--------------------------------------------------------------------------------
Money Market Fund

INVESTMENTS IN SECURITIES
September 30, 2004 (Unaudited)

(IN THOUSANDS)                                           PRINCIPAL        VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 49.9%
Domestic - 42.6%
American Express Credit Corp.,
      1.73%, 10/6/04                                        14,308     $ 14,305
Barton Capital Corp., 1.78%, 10/13/04                       16,000       15,991
Bear Stearns Co., 1.73%, 10/4/04                            18,429       18,426
Bemis Co., Inc., 1.74%, 10/18/04                             5,147        5,143
CAFCO, LLC, 1.78%, 10/12/04                                  4,106        4,104
Citicorp, 1.77%, 10/7/04                                    13,000       12,996
Colgate-Palmolive Co., 1.73%, 10/12/04                      10,339       10,334
Gannett Co., Inc., 1.73%, 10/5/04                           17,775       17,772
General Electric Capital Corp., 1.74%, 10/4/04              17,547       17,544
International Business Machine Corp.,
      1.72%, 10/6/04                                        18,489       18,485
Nestle Capital Corp.,
      1.72%, 10/1/04                                         7,000        7,000
      1.72%, 10/7/04                                        11,500       11,497
Old Line Funding, LLC, 1.76%, 10/7/04                       10,000        9,997
Paccar Financial Corp.,
      1.73%, 10/4/04                                        10,000        9,999
      1.73%, 10/13/04                                        8,000        7,995
State Street Corp., 1.73%, 10/1/04                          18,100       18,100
Verizon Network Funding,
      1.72%, 10/4/04                                         6,904        6,903
      1.74%, 10/7/04                                        11,000       10,997
                                                                   -------------
                                                                        217,588
                                                                   -------------
Foreign - 7.3%
CBA (Delaware) Finance, 1.75%, 10/15/04                      4,489        4,486
Royal Bank of Scotland, 1.75%, 10/12/04                      4,734        4,731
UBS Finance (Delaware), Inc., 1.88%, 10/1/04                15,322       15,322
Toyota Motor Credit Corp., 1.90%, 12/23/04 (a)              12,500       12,502
                                                                   -------------
                                                                         37,041
                                                                   -------------
Total Commercial Paper                                                  254,629
                                                                   -------------
U.S. GOVERNMENT AGENCIES (b) - 50.2%
Fannie Mae,
      1.73%, 10/8/04                                        25,000       24,992
      1.76%, 10/13/04                                        9,700        9,694
      1.76%, 10/14/04                                       20,000       19,987
      1.11%, 10/15/04                                        2,500        2,499
      1.24%, 11/12/04                                        2,976        2,972
      1.26%, 11/12/04                                        1,655        1,653
      1.76%, 1/28/05 (a)                                    11,500       11,499
      1.65%, 5/16/05                                         2,500        2,500
      1.89%, 10/7/05 (a)                                    20,000       19,997
Federal Farm Credit Bank,
      1.10%, 10/15/04                                        2,000        1,999
      1.14%, 10/18/04                                        5,000        4,997
      1.22%, 10/18/04                                        8,500        8,495
      1.75%, 3/24/05 (a)                                    15,000       14,999
      1.77%, 6/23/05 (a)                                     2,500        2,500
      1.86%, 3/1/06 (a)                                     15,000       15,000
Federal Home Loan Bank,
      1.83%, 10/6/04 (a)                                    10,000     $ 10,000
      1.70%, 10/12/04                                       11,694       11,688
      4.38%, 2/15/05                                         2,840        2,872
      1.30%, 2/23/05                                         6,000        5,999
      1.90%, 3/30/05 (a)                                     7,500        7,500
      2.02%, 6/8/05                                          2,500        2,500
      1.48%, 10/5/05 (a)                                     7,500        7,496
Freddie Mac,
      1.72%, 10/5/04                                        17,646       17,643
      1.72%, 10/12/04                                        1,909        1,908
      1.20%, 10/19/04                                        7,500        7,495
      1.13%, 11/4/04                                         3,999        3,995
      1.25%, 11/4/04                                         7,500        7,491


      1.27%, 12/6/04                                         3,826        3,817
      1.19%, 12/30/04                                        2,500        2,493
      1.23%, 1/11/05                                         2,500        2,491
      1.30%, 1/11/05                                         7,500        7,472
      1.40%, 1/19/05                                         2,224        2,214
      1.54%, 10/7/05 (a)                                     7,500        7,500

                                                                   -------------
Total U.S. Government Agencies                                          256,357
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES - 100.1%
      (Total Cost - $510,986) (c)                                       510,986

Liabilities in excess of Cash and Other Assets - (0.1)%                    (515)
                                                                   -------------

NET ASSETS - 100.0%                                                   $ 510,471
                                                                   =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Variable rate security.  Rate is as of September 30, 2004.
(b) Agency obligations are not gauranteed by the U.S. Government.
    Tax Information
(c) As of September 30, 2004, the cost for federal tax purposes on a tax basis is the same as on a book basis.

--------------------------------------------------------------------------------
Ten Largest Positions (Unaudited)
September 30, 2004                                       Market        % of
                                                         Value         Net
                                                         (000)        Assets
--------------------------------------------------------------------------------
Fannie Mae                                                $ 95,793    18.8%
Freddie Mac                                                 64,519    12.6
Federal Home Loan Bank                                      48,055     9.4
Federal Farm Credit Bank                                    47,990     9.4
Nestle Capital Corp.                                        18,497     3.6
International Business Machine Corp.                        18,485     3.6
Bear Stearns Co.                                            18,426     3.6
State Street Corp.                                          18,100     3.5
Paccar Financial Corp.                                      17,994     3.5
Verizon Network Funding                                     17,900     3.5
--------------------------------------------------------------------------------


Item 2. Controls and Procedures.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)CIGNA Funds Group
            __________________


By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                         -----------------------------------------------------


Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/ Jeffrey S. Winer
                         --------------------


Date November 29, 2004


By (Signature and Title)*/s/ Jeffrey S. Winer, Vice President and Secretary
                         --------------------------------------------------


Date November 29, 2004


* Print the name and title of each signing officer under his or her signature.